Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.9%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 11/15/23)(a)	$230	$229,809
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)	275	284,864
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	280	290,847
National CineMedia LLC, 5.88%, 04/15/28
(Call 04/15/23)(a)(b)	100	84,859
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	135	127,516
4.63%, 03/15/30 (Call 03/15/25)(a)	155	148,811
5.00%, 08/15/27 (Call 08/15/22)(a)	170	168,876
6.25%, 06/15/25 (Call 06/15/22)(a)	90	93,616
		1,429,198
Aerospace & Defense — 3.6%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	100	104,111
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	235	222,815
5.13%, 10/01/24 (Call 07/01/24)	245	256,297
5.90%, 02/01/27	165	178,035
5.95%, 02/01/37	150	168,375
6.88%, 05/01/25 (Call 04/01/25)	230	254,405
Maxar Space Robotics LLC., 9.75%, 12/31/23
(Call 03/03/22)(a)	154	165,353
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	185	178,832
5.50%, 01/15/25 (Call 10/15/22)(a)	110	113,033
7.50%, 04/15/25 (Call 04/15/22)(a)	335	347,717
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	305	289,646
4.88%, 05/01/29 (Call 05/01/24)	190	182,565
5.50%, 11/15/27 (Call 11/15/22)	610	614,099
6.25%, 03/15/26 (Call 03/15/22)(a)	1,090	1,127,202
6.38%, 06/15/26 (Call 03/03/22)	205	208,327
7.50%, 03/15/27 (Call 03/15/22)	120	124,398
8.00%, 12/15/25 (Call 04/08/22)(a)	290	303,494
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 03/03/22)	100	103,633
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/22)(a)	150	149,418
7.75%, 08/15/25 (Call 03/03/22)(b)	130	129,000
8.88%, 06/01/24 (Call 02/01/23)(a)	146	156,090
		5,376,845
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	125	128,075

Airlines — 0.3%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	340	347,592
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%,
09/20/25 (Call 09/20/23)(a)	125	135,414
		483,006
Apparel — 0.9%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	245	251,475
4.88%, 05/15/26 (Call 02/15/26)(a)	270	280,614
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	100	96,882
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)	140	135,278
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	150	147,474

Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	$115	$119,122
5.63%, 03/15/27 (Call 03/15/22)(a)	150	154,078
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(a)(b)	150	143,962
		1,328,885
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	325	347,360
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	110	106,566
		453,926
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	125	115,658
6.25%, 03/15/26 (Call 02/11/22)	115	117,140
6.50%, 04/01/27 (Call 04/01/22)	145	149,382
6.88%, 07/01/28 (Call 07/01/23)(b)	115	120,813
Cooper-Standard Automotive Inc., 5.63%, 11/15/26
(Call 02/16/22)(a)	110	82,392
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 03/03/22)(a)	85	86,679
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	95	92,378
5.38%, 11/15/27 (Call 11/15/22)	135	139,448
5.63%, 06/15/28 (Call 06/15/23)	140	145,635
Tenneco Inc.
5.00%, 07/15/26 (Call 03/03/22)(b)	125	115,862
5.13%, 04/15/29 (Call 04/15/24)(a)	225	208,854
7.88%, 01/15/29 (Call 01/15/24)(a)	140	148,928
		1,523,169
Banks — 0.9%
Commerzbank AG, 8.13%, 09/19/23(a)	250	271,800
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	250	346,935
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (Call 06/19/23)(c)	124	127,113
4.75%, 02/16/24 (Call 02/24/22)	195	206,164
5.00%, 08/01/23	145	152,198
5.25%, 03/07/25 (Call 02/24/22)	125	136,521
6.13%, 03/09/28	100	116,048
		1,356,779
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	210	200,861

Biotechnology — 0.2%
Emergent BioSolutions Inc., 3.88%, 08/15/28
(Call 08/15/23)(a)(b)	150	138,552
Grifols Escrow Issuer SA, 4.75%, 10/15/28
(Call 10/15/24)(a)(b)	190	189,261
		327,813
Building Materials — 1.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	110	114,275
Builders FirstSource Inc.
4.25%, 02/01/32	75	74,279
4.25%, 02/01/32 (Call 08/01/26)(a)	280	274,185
5.00%, 03/01/30 (Call 03/01/25)(a)	140	143,479
6.75%, 06/01/27 (Call 06/01/22)(a)	132	137,490
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(a)(b)	125	129,201

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25
(Call 07/15/22)(a)	$115	$120,354
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	260	260,187
James Hardie International Finance DAC, 5.00%, 01/15/28
(Call 01/15/23)(a)	100	102,918
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/22)(a)	100	99,554
4.88%, 12/15/27 (Call 12/15/22)(a)	115	114,764
Masonite International Corp., 5.38%, 02/01/28
(Call 02/01/23)(a)	130	133,537
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)(b)	165	158,999
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(a)	185	188,730
		2,051,952
Chemicals — 1.3%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)	200	185,520
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	100	102,832
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	225	216,461
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	150	141,852
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%,
12/15/25 (Call 02/28/22)(a)	120	125,472
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	190	192,493
5.25%, 12/15/29 (Call 09/15/29)	175	176,923
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/24)(a)	144	147,220
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	125	126,174
5.38%, 09/01/25 (Call 03/03/22)(a)	125	126,526
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)(b)	275	265,570
6.50%, 05/01/25 (Call 05/01/22)(a)	145	150,619
		1,957,662
Commercial Services — 8.0%
ADT Security Corp. (The)
4.13%, 06/15/23	145	147,214
4.13%, 08/01/29 (Call 08/01/28)(a)	285	268,000
4.88%, 07/15/32(a)(b)	200	193,138
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	125	126,306
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	215	201,537
6.75%, 02/15/27 (Call 02/15/23)(a)	175	179,678
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	125	124,826
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	120	118,030
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	155	155,482
5.75%, 07/15/27 (Call 07/15/22)(a)	110	113,132
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	245	237,623
3.50%, 06/01/31 (Call 03/01/31)(a)	285	271,482
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	165	167,726
5.50%, 07/15/25 (Call 07/15/22)(a)	95	98,349
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	125	121,924
Cimpress PLC, 7.00%, 06/15/26 (Call 03/03/22)(a)	150	154,347
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	130	134,244

Security	Par (000)	Value

Commercial Services (continued)
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	$135	$130,800
3.75%, 10/01/30 (Call 10/01/25)(a)	235	227,905
4.50%, 07/01/28 (Call 07/01/23)(a)	240	244,999
Graham Holdings Co., 5.75%, 06/01/26 (Call 02/11/22)(a)	100	103,482
Grand Canyon University
4.13%, 10/01/24	167	169,390
5.13%, 10/01/28 (Call 08/01/28)	121	122,717
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	165	161,801
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	310	318,953
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	125	121,344
5.00%, 12/01/29 (Call 12/01/24)(a)	275	265,339
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	100	103,704
4.00%, 03/01/26 (Call 12/01/25)(a)	115	122,788
4.13%, 08/01/23 (Call 07/01/23)	75	77,606
4.25%, 05/01/29 (Call 02/01/29)	210	233,610
4.75%, 02/15/25 (Call 11/15/24)(a)	175	187,668
4.75%, 08/01/28 (Call 05/01/28)	145	163,418
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	100	101,867
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	285	273,623
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	360	324,043
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25
(Call 03/03/22)(a)(b)	145	146,208
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	175	163,145
4.75%, 07/15/31 (Call 07/15/26)(a)	160	149,144
5.63%, 10/01/28 (Call 10/01/23)(a)	270	270,775
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	205	205,804
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	265	247,097
5.25%, 04/15/24(a)	170	175,307
5.75%, 04/15/26(a)(b)	375	388,534
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	360	359,536
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 03/03/22)(a)(b)	125	127,125
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	105	111,766
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	235	241,615
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	220	246,063
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	235	219,739
4.00%, 05/15/31 (Call 05/15/26)	220	213,530
4.63%, 12/15/27 (Call 12/15/22)	135	138,843
5.13%, 06/01/29 (Call 06/01/24)(b)	210	220,036
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	175	182,049
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	140	133,112
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	185	178,627
3.88%, 02/15/31 (Call 08/15/25)	290	282,350
4.00%, 07/15/30 (Call 07/15/25)	225	221,746
4.88%, 01/15/28 (Call 01/15/23)	440	453,345
5.25%, 01/15/30 (Call 01/15/25)	215	225,847
5.50%, 05/15/27 (Call 05/15/22)	270	279,409
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	125	111,034
		11,959,881

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 2.2%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	$175	$172,044
4.00%, 07/01/29 (Call 07/01/24)(a)	155	153,224
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	225	212,328
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 03/03/22)(b)	115	114,618
9.38%, 07/15/25 (Call 07/15/22)(a)	185	194,220
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26
(Call 12/01/22)(a)	282	179,578
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	175	174,310
5.13%, 04/15/29 (Call 04/15/24)(a)	330	329,370
5.25%, 10/01/30 (Call 10/01/25)(a)	135	133,233
5.75%, 09/01/27 (Call 09/01/22)(a)	120	122,362
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	120	125,875
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	130	120,614
3.38%, 07/15/31 (Call 01/15/26)	145	133,865
4.09%, 06/01/29 (Call 03/01/29)	130	127,473
4.13%, 01/15/31 (Call 10/15/30)	150	147,012
4.75%, 06/01/23	120	123,540
4.75%, 01/01/25	135	140,673
4.88%, 03/01/24 (Call 01/01/24)	125	129,356
4.88%, 06/01/27 (Call 03/01/27)	125	130,754
5.75%, 12/01/34 (Call 06/01/34)	135	146,628
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	155	165,329
		3,276,406
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	120	117,753
5.50%, 06/01/28 (Call 06/01/23)(a)	210	218,583
		336,336
Distribution & Wholesale — 0.9%
Avient Corp.
5.25%, 03/15/23	150	154,251
5.75%, 05/15/25 (Call 05/15/22)(a)	165	169,389
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)	335	316,103
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	100	102,757
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 03/03/22)(a)(b)	275	275,085
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(a)	175	176,169
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	140	142,757
		1,336,511
Diversified Financial Services — 3.9%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	50	50,822
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	300	330,009
Burford Capital Global Finance LLC, 6.25%, 04/15/28
(Call 04/15/24)(a)(b)	90	94,416
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 03/03/22), (7.25% PIK)(a)(d)	529	495,391
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28
(Call 08/15/24)(a)	250	247,243
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	250	242,940
4.38%, 05/15/31 (Call 05/15/26)(a)	100	98,261
4.63%, 11/15/27 (Call 11/15/22)(a)	100	101,552
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	165	154,919

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 08/15/28 (Call 08/15/23)(a)	$238	$233,238
5.75%, 11/15/31 (Call 11/15/26)(a)	160	154,674
6.00%, 01/15/27 (Call 01/15/23)(a)	180	186,757
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	205	194,963
3.88%, 09/15/28 (Call 09/15/24)(b)	160	149,406
4.00%, 09/15/30 (Call 09/15/25)	240	223,735
5.38%, 11/15/29 (Call 05/15/29)	205	208,335
5.63%, 03/15/23(b)	160	165,022
6.13%, 03/15/24 (Call 09/15/23)	355	371,841
6.63%, 01/15/28 (Call 07/15/27)	225	241,945
6.88%, 03/15/25	335	363,542
7.13%, 03/15/26	425	467,436
8.88%, 06/01/25 (Call 06/01/22)	140	148,740
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	210	189,794
5.38%, 10/15/25 (Call 10/15/22)(a)	165	163,602
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	125	119,668
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	125	120,364
4.20%, 10/29/25 (Call 09/29/25)	130	133,611
Starwood Property Trust, 4.38%, 01/15/27	155	154,361
		5,806,587
Electric — 0.4%
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)(b)	165	162,068
4.35%, 01/15/25 (Call 10/15/24)(a)	115	119,718
4.55%, 04/01/49 (Call 10/01/48)(a)	145	153,338
5.45%, 07/15/44 (Call 01/15/44)(a)	95	111,048
		546,172
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	225	212,675
4.75%, 06/15/28 (Call 06/15/23)(a)	165	161,401
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	385	403,060
7.25%, 06/15/28 (Call 06/15/23)(a)	345	369,944
		1,147,080
Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	110	108,428
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)	280	279,398
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)	275	271,601
4.88%, 10/15/23(a)	115	117,875
5.00%, 10/01/25(a)	185	194,938
5.63%, 11/01/24(a)	100	106,837
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	170	159,792
4.38%, 02/15/30 (Call 11/15/29)(a)	145	144,907
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	140	133,553
		1,517,329
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%,
01/15/26 (Call 03/03/22)(a)	125	129,116
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	120	115,667
		244,783
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	270	283,135
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	120	117,302

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	$150	$138,929
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	140	137,290
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	140	135,670
4.13%, 02/15/32 (Call 10/15/26)(a)	115	111,713
		924,039
Entertainment — 2.2%
AMC Entertainment Holdings Inc.
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)	400	373,708
10.50%, 04/15/25 (Call 04/15/22)(a)	125	132,058
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	139	139,348
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	120	121,501
5.50%, 05/01/25 (Call 05/01/22)(a)	265	272,380
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	225	213,210
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	90	88,331
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 04/15/24)(a)	285	283,903
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)	200	201,624
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29
(Call 08/15/24)(a)(b)	195	189,526
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/03/22)(a)	245	245,505
5.50%, 04/15/27 (Call 04/15/22)(a)	135	136,466
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/22)(a)	215	224,331
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	145	150,497
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	225	204,221
3.75%, 12/01/29 (Call 12/01/24)(a)	150	142,705
3.88%, 07/15/30 (Call 07/15/25)(a)	160	152,827
		3,272,141
Environmental Control — 0.3%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/22)(a)	175	179,443
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	225	224,141
5.00%, 09/01/30 (Call 09/01/25)	100	99,000
		502,584
Food — 4.4%
B&G Foods Inc.
5.25%, 04/01/25 (Call 03/03/22)	260	262,561
5.25%, 09/15/27 (Call 03/03/22)	159	161,070
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	204	206,040
3.75%, 04/01/30 (Call 01/01/30)	110	113,638
3.88%, 05/15/27 (Call 02/15/27)	255	264,787
4.25%, 03/01/31 (Call 12/01/30)	131	139,849
4.38%, 06/01/46 (Call 12/01/45)	450	471,848
4.63%, 01/30/29 (Call 10/30/28)	47	50,561
4.63%, 10/01/39 (Call 04/01/39)	50	54,707
4.88%, 10/01/49 (Call 04/01/49)(b)	270	308,113
5.00%, 07/15/35 (Call 01/15/35)	101	115,229
5.00%, 06/04/42	245	279,773
5.20%, 07/15/45 (Call 01/15/45)(b)	265	307,472
5.50%, 06/01/50 (Call 12/01/49)	135	167,065
6.75%, 03/15/32(b)	50	64,817
6.88%, 01/26/39	125	170,229

Security	Par (000)	Value

Food (continued)
7.13%, 08/01/39(a)	$120	$170,382
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	275	271,862
4.38%, 01/31/32 (Call 01/31/27)(a)	185	182,713
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	155	160,923
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	485	461,492
4.63%, 04/15/30 (Call 04/15/25)(a)	405	390,335
5.50%, 12/15/29 (Call 12/15/24)(a)	340	349,217
5.63%, 01/15/28 (Call 12/01/22)(a)	257	263,823
5.75%, 03/01/27 (Call 03/01/22)(a)	335	344,135
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	125	116,881
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	140	137,099
4.75%, 02/15/29 (Call 02/15/24)(a)	250	245,935
6.25%, 04/15/25 (Call 04/15/22)(a)	260	269,116
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/23)(a)(b)	138	146,421
		6,648,093
Food Service — 0.6%
Aramark Services Inc.
5.00%, 04/01/25 (Call 03/03/22)(a)(b)	150	151,956
5.00%, 02/01/28 (Call 02/01/23)(a)	300	297,783
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	400	414,184
		863,923
Forest Products & Paper — 0.2%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)	135	136,432
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	225	222,811
		359,243
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	220	213,868
4.63%, 07/15/28 (Call 07/15/23)(a)	430	431,651
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	275	260,612
4.63%, 02/01/28 (Call 02/01/23)(a)	90	93,577
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
7.25%, 02/01/28 (Call 02/01/23)(a)	130	138,453
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	155	154,236
4.63%, 11/15/27 (Call 11/15/22)	100	102,089
		1,394,486
Health Care - Services — 7.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	145	143,201
5.50%, 07/01/28 (Call 07/01/23)(a)	115	116,832
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	155	144,930
3.50%, 04/01/30 (Call 04/01/25)(a)	180	168,730
5.00%, 07/15/27 (Call 07/15/22)(a)	125	127,997
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	405	385,686
2.50%, 03/01/31 (Call 12/01/30)	395	366,477
2.63%, 08/01/31 (Call 05/01/31)	240	224,856
3.00%, 10/15/30 (Call 07/15/30)	415	402,832
3.38%, 02/15/30 (Call 02/15/25)	385	377,901
4.25%, 12/15/27 (Call 12/15/22)	475	488,537
4.63%, 12/15/29 (Call 12/15/24)	680	706,513

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	$150	$144,733
4.00%, 03/15/31 (Call 03/15/26)(a)	150	144,447
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	110	109,375
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	385	353,642
4.63%, 06/01/30 (Call 06/01/25)(a)	745	725,004
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	190	189,115
4.63%, 04/01/31 (Call 04/01/26)(b)	85	83,391
4.75%, 02/01/30 (Call 02/01/25)	185	183,805
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	645	643,652
5.38%, 02/01/25	610	650,016
5.38%, 09/01/26 (Call 03/01/26)	217	235,406
5.63%, 09/01/28 (Call 03/01/28)	360	400,943
5.88%, 05/01/23	300	313,191
5.88%, 02/15/26 (Call 08/15/25)(b)	405	441,608
5.88%, 02/01/29 (Call 08/01/28)	225	254,250
IQVIA Inc.
5.00%, 10/15/26 (Call 03/03/22)(a)	300	306,882
5.00%, 05/15/27 (Call 05/15/22)(a)	275	281,193
MEDNAX Inc., 6.25%, 01/15/27 (Call 02/11/22)(a)	230	240,384
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	140	145,499
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	190	188,068
3.88%, 05/15/32 (Call 02/15/32)(a)	240	231,766
4.38%, 06/15/28 (Call 06/15/23)(a)	175	175,628
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	340	349,836
Surgery Center Holdings Inc., 10.00%, 04/15/27
(Call 04/15/22)(a)	175	184,345
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	175	165,958
		10,796,629
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29
(Call 04/15/24)(a)	300	297,981

Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%,
04/01/30 (Call 04/01/25)(a)	100	98,634
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	135	129,227
6.75%, 06/01/27 (Call 06/01/22)	160	166,622
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	105	105,831
6.00%, 06/01/25 (Call 03/01/25)	126	136,726
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	129	133,822
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	135	140,183
5.75%, 01/15/28 (Call 10/15/27)(a)	131	140,025
5.88%, 06/15/27 (Call 03/15/27)(a)	140	150,249
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	125	119,378
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24	130	136,964
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(a)	146	147,697
		1,605,358

Security	Par (000)	Value

Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	$225	$210,231
4.00%, 04/15/29 (Call 04/15/24)(a)	195	187,104
		397,335
Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	160	152,935
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	150	144,462
4.13%, 04/30/31 (Call 04/30/26)(a)	105	100,376
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)	175	165,102
5.75%, 07/15/25 (Call 03/03/22)	82	83,711
		646,586
Housewares — 0.9%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	225	229,675
4.70%, 04/01/26 (Call 01/01/26)	550	576,570
4.88%, 06/01/25 (Call 05/01/25)	140	147,090
5.88%, 04/01/36 (Call 10/01/35)	125	147,050
6.00%, 04/01/46 (Call 10/01/45)	185	220,463
		1,320,848
Insurance — 0.9%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(c)	110	124,802
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	125	123,131
4.30%, 02/01/61 (Call 02/01/26)(a)	385	342,639
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	180	185,960
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	120	133,328
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	105	108,053
4.88%, 03/15/27 (Call 09/15/26)	125	129,716
6.63%, 03/15/25 (Call 09/15/24)	140	150,940
		1,298,569
Internet — 3.1%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	100	93,858
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	100	95,527
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	100	104,045
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(a)	140	137,617
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	225	209,844
5.25%, 12/01/27 (Call 06/01/22)(a)	150	154,161
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	125	121,430
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	175	181,325
4.38%, 11/15/26	225	241,493
4.88%, 04/15/28(b)	360	396,137
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	260	290,394
5.38%, 11/15/29(a)	280	320,230
5.75%, 03/01/24	100	107,549
5.88%, 02/15/25	250	274,927
5.88%, 11/15/28	525	608,748
6.38%, 05/15/29	210	250,755
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/11/22)(a)	295	296,071
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(c)(e)	175	174,048
6.25%, (Call 04/22/31)(a)(c)(e)	275	283,948
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	160	167,544

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	$175	$174,718
		4,684,369
Iron & Steel — 0.7%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)	145	140,998
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	140	137,179
5.88%, 06/01/27 (Call 06/01/22)	150	155,105
6.75%, 03/15/26 (Call 03/15/22)(a)(b)	215	225,655
9.88%, 10/17/25 (Call 10/17/22)(a)	173	193,371
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	185	197,950
		1,050,258
Leisure Time — 1.4%
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	145	130,675
4.25%, 07/01/26 (Call 01/01/26)(a)	175	163,385
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	265	258,550
5.50%, 04/01/28 (Call 10/01/27)(a)	390	378,943
9.13%, 06/15/23 (Call 03/15/23)(a)	330	347,629
10.88%, 06/01/23 (Call 03/01/23)(a)	220	235,486
11.50%, 06/01/25 (Call 06/01/22)(a)	370	409,923
Ryan Specialty Group., 5.38%, 07/15/27 (Call 10/15/26)(a)	242	233,833
		2,158,424
Lodging — 1.8%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	415	394,180
3.75%, 05/01/29 (Call 05/01/24)(a)	220	214,214
4.00%, 05/01/31 (Call 05/01/26)(a)	295	290,324
4.88%, 01/15/30 (Call 01/15/25)	265	273,570
5.38%, 05/01/25 (Call 05/01/22)(a)	105	108,005
5.75%, 05/01/28 (Call 05/01/23)(a)	130	136,695
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	145	140,656
5.00%, 06/01/29 (Call 06/01/24)(a)	230	228,873
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp., 4.88%, 04/01/27 (Call 04/01/22)(b)	155	158,080
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 06/15/24)(a)	145	142,213
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	97	98,032
4.50%, 12/01/29 (Call 09/01/29)(a)	185	178,582
6.00%, 04/01/27 (Call 01/01/27)	95	98,966
6.63%, 07/31/26 (Call 04/30/26)(a)	175	188,031
		2,650,421
Machinery — 0.6%
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)	105	103,325
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	125	131,470
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	170	168,373
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	230	224,331
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	200	195,158
Welbilt Inc., 9.50%, 02/15/24 (Call 03/03/22)(b)	125	125,645
		948,302
Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 03/03/22)(a)	150	154,314
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	130	134,443

Security	Par (000)	Value

Manufacturing (continued)
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	$107	$110,332
		399,089
Media — 9.5%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	185	174,671
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27
(Call 08/15/22)(a)	350	351,757
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	200	174,580
4.13%, 12/01/30 (Call 12/01/25)(a)	200	182,808
4.50%, 11/15/31 (Call 11/15/26)(a)	300	279,621
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	550	489,648
5.00%, 11/15/31 (Call 11/15/26)(a)	100	90,174
5.25%, 06/01/24	125	128,759
5.38%, 02/01/28 (Call 02/01/23)(a)	200	200,682
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	325	332,186
5.75%, 01/15/30 (Call 01/15/25)(a)	425	400,418
6.50%, 02/01/29 (Call 02/01/24)(a)	450	468,684
7.50%, 04/01/28 (Call 04/01/23)(a)	200	206,984
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	800	369,952
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	120	31,603
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	125	127,303
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	140	138,265
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)	360	355,270
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	210	201,562
5.88%, 07/15/26 (Call 03/03/22)(a)(b)	95	97,303
7.00%, 05/15/27 (Call 05/15/22)(a)	275	291,591
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	155	154,256
5.25%, 08/15/27 (Call 08/15/22)(a)	205	208,534
6.38%, 05/01/26 (Call 05/01/22)	155	160,613
8.38%, 05/01/27 (Call 05/01/22)(b)	410	429,262
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	250	237,410
8.00%, 08/01/29 (Call 08/01/24)(a)	200	188,780
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	265	262,361
5.63%, 07/15/27 (Call 07/15/22)(a)	510	524,790
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	160	152,773
5.38%, 01/15/31 (Call 01/15/26)(a)	130	128,566
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	150	153,723
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	215	197,800
5.13%, 02/15/27 (Call 02/16/22)(a)	105	99,204
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	140	129,741
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	270	259,575
3.88%, 09/01/31 (Call 09/01/26)(a)	405	374,576
4.00%, 07/15/28 (Call 07/15/24)(a)	535	517,532
4.13%, 07/01/30 (Call 07/01/25)(a)	405	386,451
5.00%, 08/01/27 (Call 08/01/22)(a)	425	434,563
5.50%, 07/01/29 (Call 07/01/24)(a)	335	347,877
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	290	284,255
4.75%, 03/15/26 (Call 03/15/23)(a)	150	152,427
5.00%, 09/15/29 (Call 09/15/24)(b)	285	280,984
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28
(Call 12/01/22)(a)	200	205,170

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	$280	$277,519
5.13%, 02/15/25 (Call 02/11/22)(a)	385	388,380
6.63%, 06/01/27 (Call 06/01/23)(a)	435	459,377
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	325	321,328
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	200	203,244
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)	140	135,580
5.13%, 04/15/27 (Call 04/15/22)(a)	230	235,141
5.38%, 06/15/24 (Call 03/15/24)(a)	190	198,430
VZ Secured Financing BV, 5.00%, 01/15/32(a)	200	192,876
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	125	118,681
6.00%, 01/15/27 (Call 03/03/22)(a)	150	154,010
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	225	217,874
		14,267,484
Mining — 1.2%
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 12/01/22)(a)	115	120,490
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	125	118,204
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	405	407,074
4.50%, 09/15/27 (Call 06/15/27)(a)	155	158,980
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	170	176,625
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	140	149,524
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	155	145,906
4.63%, 03/01/28 (Call 03/01/23)(a)	140	134,863
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	115	121,339
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	100	102,317
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	120	122,155
		1,757,477
Office & Business Equipment — 0.5%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	105	103,736
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	235	238,302
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	220	223,524
5.50%, 08/15/28 (Call 07/15/28)(a)	215	216,692
		782,254
Packaging & Containers — 2.7%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	360	334,004
3.13%, 09/15/31 (Call 06/15/31)	230	214,675
4.00%, 11/15/23	220	226,743
4.88%, 03/15/26 (Call 12/15/25)	210	223,154
5.25%, 07/01/25	310	333,231
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	150	154,550
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28
(Call 01/15/23)(a)	140	142,726
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 03/03/22)(a)	150	150,113
7.88%, 07/15/26 (Call 03/03/22)(a)	115	118,625
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	130	125,074
Graphic Packaging International LLC., 3.75%, 02/01/30
(Call 08/01/29)(a)	105	100,886
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	125	129,246
Intertape Polymer Group Inc., 4.38%, 06/15/29
(Call 06/15/24)(a)	115	114,118
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	125	121,904

Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	$210	$216,775
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	175	183,666
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	120	121,028
5.13%, 12/01/24 (Call 09/01/24)(a)	150	158,274
5.25%, 04/01/23 (Call 01/01/23)(a)	85	86,998
5.50%, 09/15/25 (Call 06/15/25)(a)	105	113,003
6.88%, 07/15/33(a)	110	132,111
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	125	123,114
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	300	303,753
8.50%, 08/15/27 (Call 08/15/22)(a)	150	154,671
		4,082,442
Pharmaceuticals — 2.7%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	110	107,682
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	150	143,481
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	170	166,442
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	210	218,121
5.90%, 08/28/28 (Call 05/28/28)	195	212,798
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25
(Call 09/01/22)(a)	170	178,561
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%,
06/01/29 (Call 06/01/24)(a)	160	152,382
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/22)(a)	150	155,473
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	385	380,896
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	150	145,731
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	575	568,284
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	475	474,834
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)(b)	140	136,161
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	203,482
3.90%, 06/15/30 (Call 03/15/30)(b)	200	192,140
4.38%, 03/15/26 (Call 12/15/25)	200	203,752
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	150	147,122
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	165	150,026
5.13%, 01/15/28 (Call 01/15/23)(a)	125	126,064
		4,063,432
Real Estate — 1.5%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28
(Call 05/15/23)(a)	175	184,737
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	180	173,140
4.38%, 02/01/31 (Call 02/01/26)(a)	175	166,989
5.38%, 08/01/28 (Call 08/01/23)(a)	225	229,356
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	180	178,794
4.75%, 02/01/30 (Call 09/01/24)	125	122,600
5.00%, 03/01/31 (Call 03/01/26)	165	163,195
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	155	163,206
Realogy Group LLC, 5.25%, 04/15/30 (Call 04/15/25)	214	204,894
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	95	97,141
5.75%, 01/15/29 (Call 01/15/24)(a)	230	226,035

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
7.63%, 06/15/25 (Call 02/04/22)(a)	$155	$164,737
9.38%, 04/01/27 (Call 02/04/22)(a)	135	146,356
		2,221,180
Real Estate Investment Trusts — 6.7%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29
(Call 06/15/24)(a)	139	132,389
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23) (a)	195	184,665
5.75%, 05/15/26 (Call 05/15/22)(a)	245	245,000
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	275	265,801
6.00%, 04/15/25 (Call 04/15/22)(a)	120	124,262
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	250	237,512
4.88%, 09/15/27 (Call 09/15/22)(a)	265	265,999
4.88%, 09/15/29 (Call 09/15/24)(a)	260	256,776
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	145	144,753
5.25%, 03/15/28 (Call 12/27/22)(a)	230	233,556
5.25%, 07/15/30 (Call 07/15/25)(a)	360	357,527
5.63%, 07/15/32 (Call 07/15/26)(a)	170	171,912
Iron Mountain Information Management Services Inc., 5.00%,
07/15/32 (Call 07/15/27)(a)	200	195,472
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	165	163,956
4.75%, 10/01/24 (Call 07/01/24)	195	197,744
5.50%, 02/15/26 (Call 08/15/22)	110	112,030
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	160	166,165
4.50%, 09/01/26 (Call 06/01/26)	110	115,508
4.63%, 06/15/25 (Call 03/15/25)(a)	160	168,282
5.63%, 05/01/24 (Call 02/01/24)	245	259,271
5.75%, 02/01/27 (Call 11/01/26)	145	161,062
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	350	338,807
4.63%, 08/01/29 (Call 08/01/24)	300	308,634
5.00%, 10/15/27 (Call 10/15/22)	400	410,996
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	220	217,732
5.88%, 10/01/28 (Call 10/01/23)(a)	215	219,859
7.50%, 06/01/25 (Call 06/01/22)(a)	100	104,717
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	145	140,272
4.75%, 10/15/27 (Call 10/15/22)	196	193,272
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	390	364,057
3.88%, 02/15/27 (Call 02/15/23)	415	419,108
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	110	107,378
3.75%, 12/31/24 (Call 09/30/24)(a)	120	119,814
4.75%, 03/15/25 (Call 09/15/24)	120	123,194
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	185	169,273
7.88%, 02/15/25 (Call 03/03/22)(a)	575	598,776
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	155	150,573
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	295	279,070

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 03/03/22)(a)	$225	$225,002
3.75%,02/15/27(Call02/15/23)(a)	215	213,080
4.13%, 08/15/30 (Call 02/15/25)(a)	235	236,271
4.25%, 12/01/26 (Call 12/01/22)(a)	340	343,431
4.63%, 12/01/29 (Call 12/01/24)(a)	280	288,408
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	150	147,153
6.38%, 08/15/25 (Call 08/15/22)(a)(b)	130	134,389
		10,012,908
Retail — 4.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	205	194,365
3.88%, 01/15/28 (Call 09/15/22)(a)	420	410,088
4.00%, 10/15/30 (Call 10/15/25)(a)	765	710,188
4.38%, 01/15/28 (Call 11/15/22)(a)	195	192,135
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	90	89,538
4.63%, 11/15/29 (Call 11/15/24)(a)	230	226,803
4.75%, 03/01/30 (Call 03/01/25)(b)	145	143,156
5.00%, 02/15/32 (Call 11/15/26)(a)	145	144,024
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	190	142,006
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	134	142,244
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	100	96,535
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	215	200,036
3.88%, 10/01/31 (Call 10/01/26)(a)	195	181,130
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	225	215,604
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	205	209,194
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	225	221,080
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	135	136,748
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	90	92,638
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	100	100,180
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	155	158,195
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	240	231,660
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	360	329,479
New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)	130	134,341
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	135	124,872
4.38%, 04/01/30 (Call 01/01/30)	150	140,673
5.00%, 01/15/44 (Call 07/15/43)(b)	250	222,835
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	210	211,472
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	160	157,835
8.00%, 11/15/26 (Call 01/15/23)(a)	235	230,667
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 03/03/22)(b)	180	182,966
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)	175	170,784
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	150	145,227
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	305	288,198
4.63%, 01/31/32 (Call 10/01/26)(b)	275	274,249
4.75%, 01/15/30 (Call 10/15/29)(a)	230	236,470

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
7.75%, 04/01/25 (Call 04/01/22)(a)	$135	$141,394
		7,229,009
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	125	131,400
ams-OSRAM AG., 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	100	105,048
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	125	119,666
4.38%, 04/15/28 (Call 04/15/23)(a)	105	104,556
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	185	183,701
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	130	127,686
		772,057
Software — 3.2%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 03/03/22)(a)	115	119,655
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(a)	290	278,003
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	175	177,669
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	220	226,004
5.00%, 10/15/24 (Call 07/15/24)	70	75,075
5.25%, 05/15/29 (Call 05/15/24)(a)	120	124,832
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	245	234,122
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	260	247,658
Consensus Cloud Solutions Inc., 6.50%, 10/15/28
(Call 10/15/26)(a)	125	128,325
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	175	163,672
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	255	253,909
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	100	107,677
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	135	129,330
Nuance Communications Inc., 5.63%, 12/15/26
(Call 03/03/22)(b)	130	133,925
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	230	226,106
3.88%, 12/01/29 (Call 12/01/24)(a)	230	220,763
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	245	239,527
4.13%, 12/01/31 (Call 12/01/26)(a)	172	166,217
PTC Inc.
3.63%, 02/15/25 (Call 03/03/22)(a)	145	145,484
4.00%, 02/15/28 (Call 02/15/23)(a)	130	129,181
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	150	140,139
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	160	149,162
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	570	589,340
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	140	134,429
3.88%, 03/15/31 (Call 03/15/26)(b)	140	133,991
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%,
02/01/29 (Call 02/01/24)(a)	195	183,556
		4,857,751
Telecommunications — 7.7%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	265	271,005
Ciena Corp., 4.00%, 01/31/30(a)	95	94,028
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	345	330,400
6.00%, 03/01/26 (Call 03/03/22)(a)	410	415,519
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	175	164,101
8.25%, 03/01/27 (Call 03/03/22)(a)(b)	265	259,151

Security	Par (000)	Value

Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	$195	$173,503
6.00%, 06/15/25 (Call 02/11/22)(a)	346	337,004
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	120	116,478
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	220	226,952
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/11/22)(a)	100	101,000
Hughes Satellite Systems Corp.
5.25%, 08/01/26	220	234,067
6.63%, 08/01/26(b)	205	220,465
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	250	227,808
4.25%, 07/01/28 (Call 07/01/23)(a)	500	477,565
4.63%, 09/15/27 (Call 09/15/22)(a)	500	497,510
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	500	481,055
5.38%, 06/15/29 (Call 06/15/24)(a)	500	475,030
5.63%, 04/01/25 (Call 01/01/25)	150	155,073
Series P, 7.60%, 09/15/39	150	150,360
Series U, 7.65%, 03/15/42	150	150,428
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	250	267,182
Nokia OYJ
4.38%, 06/12/27	135	140,117
6.63%, 05/15/39	145	184,159
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)(b)	140	127,245
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	160	152,854
4.13%, 06/15/29 (Call 06/15/24)(a)	115	112,056
Telecom Italia Capital SA
6.00%, 09/30/34	260	255,744
6.38%, 11/15/33	310	315,865
7.20%, 07/18/36	270	286,718
7.72%, 06/04/38	265	287,032
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	325	335,410
United States Cellular Corp., 6.70%, 12/15/33	150	166,830
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(a)	325	296,598
4.00%, 04/09/25 (Call 01/09/25)(a)	275	267,454
4.95%, 06/16/24 (Call 03/16/24)(f)	200	202,530
7.25%, 04/26/23 (Call 01/26/23)(f)	200	205,830
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	125	119,953
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	140	133,692
4.13%, 06/04/81 (Call 03/04/31)(c)	275	262,135
5.13%, 06/04/81 (Call 12/04/50)(c)	280	274,501
7.00%, 04/04/79 (Call 01/04/29)(c)	490	563,588
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(a)	385	388,122
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/03/22)(a)	385	364,175
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	325	307,934
		11,576,226
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25)(a)(c)	100	106,728

Total Corporate Bonds & Notes — 97.8%
(Cost: $150,812,463)		146,736,882

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	18,447	$18,452,768
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	1,415	1,415,000
		19,867,768
Total Short-Term Investments — 13.3%
(Cost: $19,867,760)		19,867,768

Total Investments in Securities — 111.1%
(Cost: $170,680,223)		166,604,650
Other Assets, Less Liabilities — (11.1)%		(16,606,015)
Net Assets — 100.0%		$149,998,635

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Perpetual security with no stated maturity date.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL
Agency Shares	$14,924,087	$3,531,750	(a)	$—		$(2,057)	$(1,012)	$18,452,768	18,447	$12,905	(b)	$—
BlackRock Cash Funds: Treasury, SL
Agency Shares	2,065,000	—		(650,000	)(a)	—	—	1,415,000	1,415	16		—
						$(2,057)	$(1,012)	$19,867,768		$12,921		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$146,736,882	$—	$146,736,882
Money Market Funds	19,867,768	—	—	19,867,768
	$19,867,768	$146,736,882	$—	$166,604,650

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

REIT	Real Estate Investment Trust